Investments (Tables)	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in joint arrangements

(in thousands of USD)	June 30, 2025	December 31, 2024
Assets
Interest in joint ventures	21,374	16,806
Interest in associates	6,749	—
TOTAL ASSETS	28,123	16,806

Disclosure of interests in associates

(in thousands of USD)	June 30, 2025
Business Combinations	6,322
Group's share of profit (loss) for the period	427
Carrying amount of interest at the end of the period	6,749

Disclosure of reconciliation of changes in interests in joint ventures	The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at January 1, 2024	518	2

Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Translation differences	(475)	(290)

Gross balance	16,311	16,683

Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

Reversal prior year offset investment with shareholders loan	(495)	495
Group's share of profit (loss) for the period	1,144	—
Movement shareholders loans to joint ventures	—	1,331
Dividends received from joint ventures	(625)	—
Translation differences	1,359	1,562
Business combinations	2,089	—

Gross balance	20,278	19,576
Offset investment with shareholders loan	1,096	(1,096)
Balance at June 30, 2025	21,374	18,480